Supplementary cash flow information - Changes in Non-cash Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Accounts receivable and prepaids	$ 3,977	$ (16,182)
Value-added and other tax receivables	(727)	(2,899)
Inventories	(24,823)	(18,445)
Accounts payable and accrued liabilities	7,038	5,305
Current income and other taxes payable	101,312	(12,828)
Changes in non-cash working capital	$ 86,777	$ (45,049)